BALANCE SHEETS - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash and cash equivalents	$ 164,293	$ 217,694	$ 809
Prepaid expenses and other assets	645,240	285,284	9,167
Total Current Assets	809,533	502,978	9,976
Property and equipment, net	31,716	25,348	0
Total Assets	841,249	528,326	9,976
Current Liabilities
Accounts payable and accrued liabilities	580,171	421,749	55,275
Due to related parties			45,365
Accrued interest	27,153
Convertible notes payable, net of unamortized debt discount of $658,308 and $0, respectively	1,931,817
Derivative liabilities	3,253,221
Total Current Liabilities	5,792,362	421,749	100,640
Total Liabilities	5,792,362	421,749	100,640
Commitments and Contingencies (note 10)
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 350,000,000 shares authorized; 91,829,771 and 90,589,154 and 74,097,796 shares issued and outstanding as of November 30, 2017 and August 31, 2017 and 2016, respectively	91,830	90,589	74,098
Additional paid-in capital	42,142,582	37,144,817	51,108
Accumulated deficit	(47,185,525)	(37,128,829)	(215,870)
Total Stockholders' Equity (Deficit)	(4,951,113)	106,577	(90,664)
Total Liabilities and Stockholders' Equity (Deficit)	$ 841,249	$ 528,326	$ 9,976